Annual Total Returns- Alger International Focus Fund - Z (Class Z Shares) [BarChart] - Class Z Shares - Alger International Focus Fund - ABC - Class Z	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(0.34%)	9.77%	24.51%	(2.97%)	1.37%	(5.03%)	27.27%	(20.53%)	28.28%	43.76%